Fair Value Measurement (Tables)	3 Months Ended
Sep. 30, 2024
Fair Value Measurement [Abstract]
Schedule of Assets or Liabilities Measured at Fair Value on a Recurring Basis	The following table provides information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2024 and September 26, 2024 (issuance date):
September 30, 2024	Carrying Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Earnout liabilities	$5,737,868	$—	$—	$5,737,868
Total	$5,737,868	$—	$—	$5,737,868
September 26, 2024 (issuance date)	Carrying Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Earnout liabilities	$5,688,007	$—	$—	$5,688,007
Total	$5,688,007	$—	$—	$5,688,007

Schedule of Observable and Unobservable Inputs of the Earnout Liability	The following table presents the observable and unobservable inputs of the earnout liability for earnout shares based on revenue targets as of September 30, 2024:
		September 30, 2024	September 26, 2024
Inputs	Input Method	Input Value	Input Value
Stimulated forecast of base monthly revenue	Unobservable	$7.4 million	$7.4 million
Industry revenue growth	Unobservable	1.7%	1.7%
Revenue volatility	Unobservable	30.5%	30.5%
Stock volatility	Unobservable	103.3%	103.2%
Stock price	Observable	$11.35	$11.20
Risk-free rate	Observable	4.18%	4.16%
Term	Observable	0.75 Years	0.76 Years

Schedule of Level 3 Instruments Measured at Fair Value	The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis:
Earnout Liabilities
Balance as of June 30, 2024	$—
Issuances – September 26, 2024	5,688,007
Change in fair value	49,861
Balance as of September 30, 2024 (Unaudited)	$5,737,868